Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-interest income
Asset management	$ 32,468	$ 29,727	$ 29,853
Banking	58,818	57,120	51,920
Foreign exchange revenue	46,132	47,831	43,434
Trust	57,768	52,312	52,873
Custody and other administration services	13,319	13,626	15,232
Other non-interest income	3,831	5,971	4,795
Total non-interest income	212,336	206,587	198,107
Interest income
Interest and fees on loans	317,361	249,390	221,544
Investments (none of the investment securities are intrinsically tax-exempt)
Available-for-sale	35,589	38,939	48,422
Held-to-maturity	80,533	76,853	53,488
Cash and cash equivalents, securities purchased under agreements to resell and short-term investments	112,147	33,201	1,444
Total interest income	545,630	398,383	324,898
Interest expense
Deposits	170,504	45,176	15,490
Long-term debt	8,091	9,601	9,601
Securities sold under agreement to repurchase	75	22	0
Total interest expense	178,670	54,799	25,091
Net interest income before provision for credit losses	366,960	343,584	299,807
Provision for credit (losses) recoveries	(4,452)	(2,396)	3,128
Net interest income after provision for credit losses	362,508	341,188	302,935
Net gains (losses) on equity securities	43	14	85
Net realized gains (losses) on available-for-sale investments	(14)	(19)	(239)
Net gains (losses) on other real estate owned	(40)	448	(53)
Net other gains (losses)	3,764	1,079	(1,154)
Total other gains (losses)	3,753	1,522	(1,361)
Total net revenue	578,597	549,297	499,681
Non-interest expense
Salaries and other employee benefits	177,939	166,189	161,317
Technology and communications	61,979	56,740	63,843
Professional and outside services	21,056	19,640	21,400
Property	31,374	31,442	30,862
Indirect taxes	21,457	21,982	22,091
Non-service employee benefits expense	5,590	3,775	3,888
Marketing	6,456	6,357	4,561
Amortization of intangible assets	5,728	5,680	6,011
Other expenses	20,759	19,790	19,917
Total non-interest expense	352,338	331,595	333,890
Net income before income taxes	226,259	217,702	165,791
Income tax benefit (expense)	(767)	(3,682)	(3,123)
Net income	$ 225,492	$ 214,020	$ 162,668
Earnings per common share
Basic earnings per share (in dollars per share)	$ 4.62	$ 4.32	$ 3.28
Diluted earnings per share (in dollars per share)	$ 4.58	$ 4.29	$ 3.26